Segment Information	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Segment Information
Note 16. Segment Information
In the operation of the business, the Chief Executive Officer, who is the Company’s chief operating decision maker, reviews the business as one segment. The Company currently sells its product in the Americas, Europe, Middle East and Africa (“EMEA”), and Asia Pacific (“APAC”) markets. The Company measures revenue based on the physical location of where the customer who is receiving the promised goods or service is located. Disaggregated revenue data for those markets is as follows:

	Year Ended December 31,
(in thousands)	2021	2020
Americas	$48,516	$40,837
EMEA	25,592	19,214
APAC	17,113	11,800

Total	$91,221	$71,851

Revenue generated from customers within the Company’s country of domicile, the United States, amounted to $
46.7
 million and $
35.1
million for the years ended December
31
,
2021
and
2020
, respectively. The Company’s long-lived assets are substantially located in the United States, where the Company’s primary operations are located.